[LOGO] AIG AMERICAN GENERAL
2929 Allen Parkway (A30), Houston, Texas 77019

                                                                                                                              Lauren W. Jones
                                                                                                                              Deputy General Counsel
                                                                                                                              Direct Line (713) 831-8470
                                                                                                                              FAX (713) 620-3878
                                                                                                                              E-mail: Laurie_Jones@aigag.com

                                                                            May 3, 2006

BY EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:

American General Life Insurance Company ("AGL") and
American General Life Insurance Company
   Separate Account VL-R ("Registrant")
Product:  Platinum Investor Survivor II - VUL
File No. 333-65170 and No. 811-08561
CIK No. 0001051485

Dear Ladies and Gentlemen:

            As Deputy General Counsel of American General Life Companies, LLC and counsel to AGL, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-6 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

            Registrant hereby certifies that:

(1)

The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

(2)	The Amendment, which is designated as Post-Effective Amendment No. 13 under the 1933 Act and as Amendment No. 76 under the Investment Company Act of 1940, was filed electronically on May 1, 2006.

            Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-8470.

                                                                          Very truly yours,

                                                                           LAUREN W. JONES

                                              American General Life Companies, LLC
                                                        2929 Allen Parkway . Houston, TX 77019